S000036204 [Member] Shareholder Fees - S000036204 [Member] - C000179754 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%